Long-term Investments	12 Months Ended
Dec. 31, 2025
Long-Term Investments [Abstract]
Long-term Investments

6. LONG-TERM INVESTMENTS

Long-term investments consist of the following:

	As of December 31,
	2024	2025
	US$	US$
Held-to-maturity debt securities	51,070,585	25,811,678
Investment in insurance contracts	29,750,000	42,500,000
Debt securities measured at fair value under fair value option	8,948,600	9,557,200
Others	3,929,739	4,184,894
Long-term investments	93,698,924	82,053,772

As of December 31, 2025, the held-to-maturity debt securities were with contractual maturities of 1.2 years.

The cost of the debt securities measured at fair value under fair value option was US$10,000,000 with unrealized losses of US$1,051,400 and US$442,800 as of December 31, 2024 and 2025, respectively. As of December 31, 2025, the debt securities measured at fair value under fair value option were with contractual maturities of 13.8 years.